Other liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Personnel provisions (e.g. bonus, vacation)	€ 5,871	€ 3,257
Grants from government agencies and similar bodies	36,063	4,148
Outstanding invoices	7,577	3,478
Professional fees	511	578
VAT and other taxes (real estate transfer taxes)	12,268
Other	2,036	554
Total	64,326	12,015
Other operating income related the grants from government agencies and similar bodies	23,736	5,385
Other taxes (Real estate transfer taxes)	€ 924	€ 0